TAXATION	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
TAXATION	5. TAXATION
The Santander UK group’s effective tax rate for H1-26 was 27.1% (H1-25: 25.7%). Tax on profit differs from that calculated at the statutory rate as follows:
For the half year to

	30 June 2026	30 June 2025
	£m	£m
Profit before tax	528	764
Tax calculated at the statutory rate of 25% (H1-25: 25%)	132	191
Bank surcharge on profits	16	21
Non-deductible preference dividends paid	3	4
Non-deductible UK Bank Levy	5	6
Other non-deductible costs and non-taxable income	1	4
Tax relief on dividends in respect of other equity instruments	(14)	(20)
Adjustment to prior year provisions	–	(10)
Tax on profit	143	196
Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year.